UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) : |_| is a restatement
                                   |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: Managing Director
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver           Westport, Connecticut              May 11, 2007
--------------------           ---------------------            ----------------

Report Type (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total (x$1,000): $1,049,161

List of Included Managers:

      Andrew J. Knuth    Westport Advisers, LLC
      Edmund H. Nicklin  Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
Abbott Laboratories                  COM        002824100      2092      37500     SH           Sole              37500
Amphenol Corp.                       COM        032095101      1937      30000     SH           Sole              30000
Anadarko Petroleum Corp.             COM        032511107      2149      50000     SH           Sole              50000
Applebee's International, Inc.       COM        037899101     21566     870300     SH           Sole             870300
Arbitron, Inc.                       COM        03875Q108     31821     677753     SH           Sole             677753
Arthur J. Gallagher & Company        COM        363576109     14267     503600     SH           Sole             503600
Baldor Electric Company              COM        057741100      9246     245000     SH           Sole             245000
BankUnited Financial Corp. - C       COM        06652B103     23091    1088700     SH           Sole            1088700
Big Lots, Inc.                       COM        089302103     41072    1313056     SH           Sole            1313056
Brown & Brown, Inc.                  COM        115236101     20699     765200     SH           Sole             765200
CA, Inc.                             COM        12673P105      1632      63000     SH           Sole              63000
CACI International, Inc.             COM        127190304      9883     210900     SH           Sole             210900
CVS/Caremark Corp.                   COM        126650100     43045    1260850     SH           Sole            1260850
Charles River Laboratories Int       COM        159864107     32442     701300     SH           Sole             701300
Checkpoint Systems, Inc.             COM        162825103     16245     686600     SH           Sole             686600
ChoicePoint, Inc.                    COM        170388102       539      14400     SH           Sole              14400
Claire's Stores, Inc.                COM        179584107      1686      52500     SH           Sole              52500
Cox Radio, Inc. - Class A            COM        224051102      5915     433334     SH           Sole             433334
Cullen/Frost Bankers, Inc.           COM        229899109      1361      26000     SH           Sole              26000
Darden Restaurants, Inc.             COM        237194105     30242     734200     SH           Sole             734200
DeVry, Inc.                          COM        251893103     37421    1275000     SH           Sole            1275000
Del Monte Foods Company              COM        24522P103     19803    1725000     SH           Sole            1725000
Diebold, Inc.                        COM        253651103       954      20000     SH           Sole              20000
Downey Financial Corp.               COM        261018105      7745     120000     SH           Sole             120000
EGL, Inc.                            COM        268484102     12405     313011     SH           Sole             313011
EMS Technologies, Inc.               COM        26873N108      4895     254013     SH           Sole             254013
EOG Resources, Inc.                  COM        26875P101      2961      41500     SH           Sole              41500
Emmis Communications Corp.           COM        291525103      1301     154153     SH           Sole             154153
FEI Company                          COM        30241L109       433      12000     SH           Sole              12000
Fairchild Semiconductor Corp.        COM        303726103      5852     350000     SH           Sole             350000
FedEx Corp.                          COM        31428X106      1397      13000     SH           Sole              13000
Florida East Coast Industries,       COM        340632108     17346     276691     SH           Sole             276691
General Communication, Inc. -        COM        369385109     10352     739450     SH           Sole             739450
Helmerich & Payne, Inc.              COM        423452101      4042     133237     SH           Sole             133237
Hilb, Rogal & Hobbs Company          COM        431294107     45391     925400     SH           Sole             925400
Houston Exploration Company          COM        442120101     32104     595071     SH           Sole             595071
IMS Health, Inc.                     COM        449934108     16004     539598     SH           Sole             539598
ITT Educational Services, Inc.       COM        45068B109     58673     720000     SH           Sole             720000
Integral Systems Inc.                COM        45810H107       475      19649     SH           Sole              19649
International Rectifier Corp.        COM        460254105      1528      40000     SH           Sole              40000
Interpublic Group of Companies       COM        460690100      1231     100000     SH           Sole             100000
KBR, Inc.                            COM        48242W106      5714     280776     SH           Sole             280776
Kinetic Concepts, Inc.               COM        49460W208      6583     130000     SH           Sole             130000
Laboratory Corporation of Amer       COM        50540R409      2615      36000     SH           Sole              36000
Map Info Corp.                       COM        565105103     15995     794600     SH           Sole             794600
Orient Express Hotels Ltd. - C       COM        G67743107     34642     579100     SH           Sole             579100
Pall Corp.                           COM        696429307      1900      50000     SH           Sole              50000
Parametric Technology Corp.          COM        699173209       912      48000     SH           Sole              48000
People's United Financial, Inc       COM        712704105      1038      23375     SH           Sole              23375
Perot Systems Corp. - Class A        COM        714265105     16530     925000     SH           Sole             925000
Pogo Producing Company               COM        730448107     29524     613800     SH           Sole             613800
Praxair, Inc.                        COM        74005P104      2833      45000     SH           Sole              45000
Precision Castparts Corp.            COM        740189105     74770     718600     SH           Sole             718600
QLogic Corp.                         COM        747277101     11530     678209     SH           Sole             678209
Rogers Corp.                         COM        775133101      7309     164800     SH           Sole             164800
Ruby Tuesday, Inc.                   COM        781182100     25460     890200     SH           Sole             890200
Saks, Inc.                           COM        79377w108     19019     912600     SH           Sole             912600
St. Joe Company (The)                COM        790148100     11832     226193     SH           Sole             226193
Sterling Financial Corp.             COM        859319105      8577     275000     SH           Sole             275000
Stone Energy Corp.                   COM        861642106      8877     299000     SH           Sole             299000
SunTrust Banks, Inc.                 COM        867914103      1578      19000     SH           Sole              19000
Synopsys, Inc.                       COM        871607107     28210    1075500     SH           Sole            1075500
Texas Instruments, Inc.              COM        882508104       604      20064     SH           Sole              20064
The South Financial Group, Inc       COM        837841105     11579     468400     SH           Sole             468400
Thermo Fisher Scientific Inc.        COM        883556102     28097     601000     SH           Sole             601000
TriZetto Group, Inc.                 COM        896882107     20307    1014863     SH           Sole            1014863
Triad Hospitals, Inc.                COM        89579K109     23471     449200     SH           Sole             449200
Universal Health Services, Inc       COM        913903100     56413     985200     SH           Sole             985200